Bank Loans - Summary of Loan Principal Due (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Secured Longterm Debt Current And Noncurrent [Abstract]
2021	¥ 296,913	$ 45,504
2022	1,850,212	283,557
2023	489,116	74,960
2024	786,924	120,601
2025 and thereafter	953,623	146,149
Loan principal due	¥ 4,376,788	$ 670,771